Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0002083910
Registrant Name	Archimedes Tech SPAC Partners III Co.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A